INCOME TAXES (Details 2) (Bad debt reserve, USD $)	Dec. 31, 2012	Dec. 31, 2011
Bad debt reserve
Income Taxes
Tax bad debt reserve for which no deferred income tax liability has been recognized	$ 3,044,000	$ 3,044,000
Unrecorded deferred income tax liability	$ 1,157,000	$ 1,157,000